COMMON STOCK WARRANT LIABILITY	9 Months Ended
Jul. 31, 2013
Warrant Liability [Abstract]
Warrant Liability [Text Block]

9. COMMON STOCK WARRANT LIABILITY

Warrants

As of July 31, 2013, there were outstanding warrants to purchase 899,494 shares of the Company’s common stock with exercise prices ranging from $4.375 to $21.25 per share. Information on the outstanding warrants is as follows:

Type	Exercise Price		Amount	Expiration Date	Type of Financing
Exchange Warrants – Nonexercisable	$18.75		278,329	October 2014	July 2012 Exchanges
Common Stock Purchase Warrant	$18.75		28,632	May 2015	May 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$18.75		11,628	October 2014 - October 2015	Oct 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$18.75		17,706	May 2015 - January 2016	December 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$18.75		13,333	May 2017	May 2012 Convertible Debt Financing
Common Stock Purchase Warrant	$15.11 - 21.25		214,416	December 2013 - April 2015	Bridge Notes
Common Stock Purchase Warrant	$4.375		1,333	December 2015	Stock Purchase Agreement
Common Stock Purchase Warrant	$18.75		376	N/A	Vendor & Other
Common Stock Purchase Warrant	$10.625 - 18.75		29,883	May 2014 - May 2017	Placement Agent - Convertible Debt Financing
Common Stock Purchase Warrant	5.625 - 10.625		13,095	October 2015 - August 2017	August - September 2012 Convertible Promissory Notes
Common Stock Purchase Warrant	357		86,283	December 2014	Tonaquint Promissory Note
	Subtotal:		695,014
Common Stock Purchase Warrant	TBD	(1)	204,480	April 2014	Preferred Stock Agreement (4/04/2011)
	Grand Total		899,494

(1)
During December 2011, the Company unreserved for issuance shares related to the preferred stock warrants. If exercisable, exercise price means an amount per warrant share equal to the closing sale price of a share of common stock on the applicable tranche notice date.

As of October 31, 2012, there were outstanding warrants to purchase 802,580 shares of the Company’s common stock with exercise prices ranging from $6.625 to $21.25 per share. Information on the outstanding warrants is as follows:

Type	Exercise Price		Amount	Expiration Date	Type of Financing
Exchange Warrants – Nonexercisable	$18.75		278,329	October 2014	July 2012 Warrant Exchanges
Common Stock Purchase Warrant	$18.75		28,632	May 2015	May 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$18.75		11,628	October 2014 - October 2015	October 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$18.75		17,706	January 2015 - January 2016	December 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$18.75		22,222	May 2017	May 2012 Convertible Debt Financing
Common Stock Purchase Warrant	$14.95 - 21.25		198,036	January 2013 - April 2015	Bridge Notes
Common Stock Purchase Warrant	$18.75		376	N/A	Vendor & Other
Common Stock Purchase Warrant	$18.75		29,883	May 2014 - May 2017	Placement Agent - Convertible Debt Financing
Common Stock Purchase Warrant	6.625 - 18.75		11,288	October 2015 - August 2017	August - September 2012 Convertible Promissory Notes
	Subtotal:		598,100
Common Stock Purchase Warrant	TBD	(1)	204,480	April 2014	Preferred Stock Agreement (4/04/2011)
	Grand Total		802,580

(1)
During December 2011, the Company unreserved for issuance shares related to the preferred stock warrants. If exercisable, exercise price means an amount per warrant share equal to the closing sale price of a share of common stock on the applicable tranche notice date.

At both July 31, 2013 and October 31, 2012, the Company had approximately 122,000 and 121,000 of its outstanding warrants, respectively, classified as equity (equity warrants). At issuance, equity warrants are recorded at their relative fair values, using the Relative Fair Value Method, in the shareholders’ equity section of the balance sheet. Its equity warrants can only be settled through the issuance of shares and are not subject to anti-dilution provisions.
As of July 31 2013, the Company had approximately 777,000 of its total approximately 899,000 outstanding warrants classified as liability warrants (common stock warrant liability). The fair value of the warrant liability, as of July 31, 2013 was approximately $0.7 million. At October 31, 2012, the Company had approximately 682,000 of its total approximately 803,000 outstanding warrants classified as liability warrants (common stock warrant liability). The fair value of the warrant liability, as of October 31, 2012, was approximately $0.4 million. In fair valuing the warrant liability, at July 31, 2013 and October 31, 2012, the Company used the following inputs in its Black-Scholes Model (BSM Model):

	(Unaudited) July 31, 2013	October 31, 2012
Exercise Price:	$4.375 – 21.25	$6.625 – 21.25
Stock Price	3.50	5.625
Expected Term:	153 – 1588 days	81 – 1736 days
Expected Volatility	93.73% – 153.00%	66.51% – 146.78%
Risk Free Rate:	.08% – .0995%	0.09 – .056%

Warrant Liability

As of July 31, 2013, the Company had approximately 777,000 of its total approximately 899,000 warrants classified as liabilities (liability warrants). Of these 777,000 liability warrants, approximately 499,000 warrants are outstanding and 278,000 warrants are exchange warrants — nonexercisable. The Company utilizes the BSM Model to calculate the fair value of these warrants at issuance and at each subsequent reporting date. For those warrants with exercise price reset features (anti-dilution provisions), the Company computes multiple valuations, each quarter, using an adjusted BSM model, to account for the various possibilities that could occur due to changes in the inputs to the BSM model as a result of contractually-obligated changes (for example, changes in strike price to account for down-round provisions). The Company effectively weights each calculation based on the likelihood of occurrence to determine the value of the warrants at the reporting date. Approximately 124,000 of the Company’s 804,000 liability warrants are subject to anti-dilution provisions. A certain number of liability warrants contain a cash settlement provision in the event of a fundamental transaction (as defined in the common stock purchase warrant). Any changes in the fair value of the warrant liability (i.e. the total fair value of all outstanding liability warrants at the balance sheet date) between reporting periods will be reported in the statement of operations.
As of July 31, 2013 and October 31, 2012, the fair value of the warrant liability was approximately $736,000 and $434,000, respectively. For the three months ended July 31, 2013 and 2012, the Company reported income of approximately $1.8 million and $1.7 million, respectively due to changes in the fair value of the warrant liability. For the nine months ended July 31, 2013 and 2012, the Company reported expense of approximately $1.1 million and income of approximately $4.9 million, respectively, due to changes in the fair value of the warrant liability.

Exercise of Warrants

During the nine months ended July 31, 2013, an accredited investor exercised 8,889 warrants at an exercise price of $10.625, resulting in net proceeds to the Company of $94,444. During the nine months ended July 31, 2012, investors in the Company exercised 21,961 warrants at a price of $18.75 per share, resulting in total proceeds to the Company of approximately $412,000.

Warrants with Anti-Dilution Provisions

Some of the Company’s warrants (approximately 124,000) contain anti-dilution provisions originally set at $25.00 with a term of five years. As of July 31, 2013, these warrants had an exercise price of approximately $15.11. As of October 31, 2012, these warrants had an exercise price of approximately $18.70. If the Company issues any common stock, except for exempt issuances as defined in the warrant for consideration less than the exercise price then the exercise price and the amount of warrant shares available would be adjusted to a new price and amount of shares per the “weighted average” formula included in the warrant. For the three months ended July 31, 2013, this anti-dilution provision required the Company to issue approximately 10,000 additional warrant shares; and the exercise price to be lowered to a de minimis amount ($15.11). Any future financial offering or instrument issuance below the current exercise price will cause further anti-dilution and re-pricing provisions in approximately 124,000 of its total outstanding warrants.
For those warrants with exercise price reset features (anti-dilution provisions), the Company computes multiple valuations, each quarter, using an adjusted BSM model, to account for the various possibilities that could occur due to changes in the inputs to the BSM model as a result of contractually-obligated changes (for example, changes in strike price to account for down-round provisions). The Company utilized different exercise prices of $15.11 and $12.50, weighting the possibility of warrants being exercised at $15.11 between 40% and 50% and warrants being exercised at $12.50 between 60% and 50%.
As of July 31, 2013, there were outstanding warrants to purchase 621,165 shares of the Company’s common stock and exchange warrants — nonexercisable to purchase 278,329 shares of the Company’s common stock with exercise prices ranging from $4.375 to $21.25 per share.